Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

Note 13 - Leases

1.	Right-of-use assets

		Spain			Israel
	Italy	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Pumped Storage	USA	Total
	€ in thousands
Cost

Balance as at January 1, 2026	22,656	889	1,387	7,252	9,362	2,840	44,386
Additions	1,312	14	35	-	59	2,478	3,898
Depreciation for the period	(393)	(48)	(23)	(246)	(250)	(54)	(1,014)
Effect of changes in exchange rates	-	-	-	-	962	148	1,110
Balance as at June 30, 2026	23,575	855	1,399	7,006	10,133	5,412	48,380

2.	Lease liability

Maturity analysis of the Company’s lease liabilities

June 30, 2026
€ in thousands
Less than one year	950
One to five years	4,451
More than five years	34,815
Total	40,216

Current maturities of lease liability	950

Long-term lease liability	39,266